Share-Based Compensation - Recognized share-based compensation expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Recognized share-based compensation expenses
Share-based compensation expense recognized	¥ 7,718,365	$ 1,119,058	¥ 4,774,730	¥ 3,613,043
Costs of revenues
Recognized share-based compensation expenses
Share-based compensation expense recognized	33,788	4,899	26,624	32,291
Sales and marketing expenses
Recognized share-based compensation expenses
Share-based compensation expense recognized	2,158,676	312,979	1,612,219	1,093,547
General and administrative expenses
Recognized share-based compensation expenses
Share-based compensation expense recognized	3,004,327	435,586	792,421	966,985
Research and development expenses
Recognized share-based compensation expenses
Share-based compensation expense recognized	¥ 2,521,574	$ 365,594	¥ 2,343,466	¥ 1,520,220